CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Oct. 31, 2016	Oct. 31, 2015
Current assets:
Cash and cash equivalents	$ 2,488,323	$ 4,369,219
Short–term investments in certificates of deposit	750,000	2,400,000
Prepaid expenses and other current assets	162,069	126,528
Total current assets	3,400,392	6,895,747
Patents, net of accumulated amortization of $965,040 and $639,744, respectively	2,071,071	2,396,367
Property and equipment, net of accumulated depreciation of $46,950 and $13,617, respectively	156,644	43,456
Total assets	5,628,107	9,335,570
Current liabilities:
Accounts payable and accrued expenses	468,756	380,765
Royalties and contingent legal fees payable		213,017
Total current liabilities	468,756	593,782
Patent acquisition obligation (Note 6)	4,171,876	3,688,187
Total liabilities	4,640,632	4,281,969
Commitments and contingencies (Notes 6 and 7)
Shareholders’ equity:
Preferred stock, par value $100 per share; 19,860 shares authorized; no shares issued or outstanding Series A convertible preferred stock, par value $100 per share; 140 shares authorized, issued and outstanding	14,000	14,000
Common stock, par value $.01 per share; 24,000,000 shares authorized; 8,752,387 and 8,724,878 shares issued and outstanding, respectively	87,524	87,249
Additional paid-in capital	152,051,144	151,101,117
Accumulated deficit	(151,165,193)	(146,148,765)
Total shareholders’ equity	987,475	5,053,601
Total liabilities and shareholders’ equity	5,628,107	9,335,570
Preferred Stock [Member]
Shareholders’ equity:
Preferred stock, par value $100 per share; 19,860 shares authorized; no shares issued or outstanding Series A convertible preferred stock, par value $100 per share; 140 shares authorized, issued and outstanding
Series A Preferred Stock [Member]
Shareholders’ equity:
Preferred stock, par value $100 per share; 19,860 shares authorized; no shares issued or outstanding Series A convertible preferred stock, par value $100 per share; 140 shares authorized, issued and outstanding	$ 14,000	$ 14,000